Leases - Summary of Right-of-use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 171	$ 118
Depreciation	(41)	(44)
Additions to right-of-use assets	18	72
Acquisition through business combination		35
Derecognition	(3)	(6)
Effects of movement in exchange rates	(2)	(4)
Ending balance	143	171
Amounts recognized in profit or loss
Interest on lease liabilities	13	13
Amounts recognized in statement of cash flows
Cash outflow for leases	39	35
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	33	6
Depreciation	(15)	(8)
Additions to right-of-use assets	7	37
Acquisition through business combination		0
Derecognition	0	0
Effects of movement in exchange rates	(1)	(2)
Ending balance	24	33
Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	138	112
Depreciation	(26)	(36)
Additions to right-of-use assets	11	35
Acquisition through business combination		35
Derecognition	(3)	(6)
Effects of movement in exchange rates	(1)	(2)
Ending balance	$ 119	$ 138